Note 10 - Warrants (Details) - Warrant Transactions	3 Months Ended			3 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Nov. 30, 2012	Feb. 28, 2014 Series A Warrants [Member]	Feb. 28, 2013 Series A Warrants [Member]	Nov. 30, 2012 Series A Warrants [Member]	Feb. 28, 2014 Placement Agent Warrants [Member]	Nov. 30, 2013 Placement Agent Warrants [Member]	Feb. 28, 2014 March 2013 Warrants [Member]	Nov. 30, 2013 March 2013 Warrants [Member]	Feb. 28, 2014 July 2013 Warrants [Member]	Nov. 30, 2013 July 2013 Warrants [Member]
Note 10 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding,	6,360,300	3,816,000	7,286,000	3,670,000	3,720,000	3,720,000	96,000	96,000	1,724,300	1,724,300	870,000	870,000
Exercised	(130,000)			(130,000)
Outstanding,	6,230,300	3,816,000	7,286,000	3,540,000	3,720,000	3,720,000	96,000	96,000	1,724,300	1,724,300	870,000	870,000